Payden Emerging Markets Local Bond Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (96%)
Argentina (USD) (0%
)
220,000 Argentine Republic Government International
Bond , 0.75%, 7/09/30  $ 171
Brazil (BRL) (11%
)
862,302 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (a) 135
8,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/27 BRL (a) 1,358
32,600,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (a) 5,306
24,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (a) 3,845
10,644
Chile (CLP) (2%
)
1,450,000,000 Bonos de la Tesoreria de la Republica en pesos ,
5.00%, 3/01/35 CLP (a) 1,430
355,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 6.00%, 4/01/33 CLP (a)(b)(c) 375
1,805
China (CNY) (8%
)
5,500,000 China Government Bond Series 2216, 2.50%,
7/25/27 CNY (a) 779
10,300,000 China Government Bond , 2.52%, 8/25/33
CNY (a) 1,517
9,500,000 China Government Bond , 2.75%, 6/15/29
CNY (a) 1,382
14,450,000 China Government Bond , 2.76%, 5/15/32
CNY (a) 2,149
3,000,000 China Government Bond , 3.02%, 10/22/25
CNY (a) 419
2,080,000 China Government Bond , 3.19%, 4/15/53
CNY (a) 362
4,790,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (a) 714
7,322
Colombia (COP) (3%
)
1,673,000,000 Colombian TES Series B, 5.75%, 11/03/27
COP (a) 373
603,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (a) 131
3,202,100,000 Colombian TES Series B, 7.00%, 3/26/31
COP (a) 629
5,457,700,000 Colombian TES Series B, 7.00%, 6/30/32
COP (a) 1,027
2,622,800,000 Colombian TES Series B, 7.25%, 10/18/34
COP (a) 471
2,790,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (a) 533
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (a)(c) 318
3,482
Czech Republic (CZK) (3%
)
26,890,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (a) 832
16,750,000 Czech Republic Government Bond Series 103,
2.00%, 10/13/33 CZK (a) 659
22,410,000 Czech Republic Government Bond Series 145,
3.50%, 5/30/35 CZK (a) 972
Principal
or Shares Security Description
Value
(000)
11,700,000 Czech Republic Government Bond Series 151,
4.90%, 4/14/34 CZK (a) $ 568
3,031
Dominican Republic (DOP) (0%
)
11,950,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (a)(c) 232
Ghana (USD) (1%
)
570,000 Ghana Government International Bond 144A,
5.00%, 7/03/35 (c) 460
Hungary (HUF) (2%
)
29,580,000 Hungary Government Bond Series 41/A,
3.00%, 4/25/41 HUF (a) 50
693,050,000 Hungary Government Bond Series 35/A,
7.00%, 10/24/35 HUF (a) 1,956
2,006
Indonesia (IDR) (8%
)
13,884,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (a) 851
14,527,000,000 Indonesia Treasury Bond Series 100, 6.63%,
2/15/34 IDR (a) 887
3,733,000,000 Indonesia Treasury Bond Series 103, 6.75%,
7/15/35 IDR (a) 230
37,066,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (a) 2,318
15,966,000,000 Indonesia Treasury Bond Series 106, 7.13%,
8/15/40 IDR (a) 996
13,305,000,000 Indonesia Treasury Bond Series FR97, 7.13%,
6/15/43 IDR (a) 824
10,100,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 IDR (a) 687
8,511,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (a) 578
8,491,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (a) 585
7,956
Malaysia (MYR) (6%
)
4,120,000 Malaysia Government Bond Series 0219,
3.89%, 8/15/29 MYR (a) 992
10,040,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 MYR (a) 2,633
5,700,000 Malaysia Government Bond Series 0317,
4.76%, 4/07/37 MYR (a) 1,488
3,200,000 Malaysia Government Bond Series 0418,
4.89%, 6/08/38 MYR (a) 849
5,962
Mexico (MXN) (8%
)
4,730,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (a) 253
8,110,000 America Movil SAB de CV , 10.13%, 1/22/29
MXN (a) 442
5,300,000 America Movil SAB de CV , 10.30%, 1/30/34
MXN (a) 289
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (a) 234
38,490,000 Mexican Bonos Series M, 7.50%, 5/26/33
MXN (a) 1,855
9,750,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (a) 425
13,640,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (a) 597

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
34,500,000 Mexican Bonos Series M, 8.50%, 5/31/29
MXN (a) $ 1,820
26,200,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (a) 1,270
19,354,329 Mexican Udibonos Series S, 2.75%, 11/27/31
MXN (a) 906
8,091
Morocco (EUR) (0%
)
235,000 Morocco Government International Bond
144A, 4.75%, 4/02/35 EUR (a)(c) 271
Paraguay (PYG) (1%
)
2,625,000,000 Paraguay Government International Bond
144A, 7.90%, 2/09/31 PYG (a)(c) 337
1,250,000,000 Paraguay Government International Bond
144A, 8.50%, 3/04/35 PYG (a)(c) 162
499
Peru (PEN) (7%
)
2,011,000 Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(c) 567
1,810,000 Banco de Credito del Peru S.A. 144A, 7.85%,
1/11/29 PEN (a)(c) 530
1,770,000 Credicorp Capital Sociedad Titulizadora SA
144A, 9.70%, 3/05/45 PEN (a)(c) 516
2,285,000 Peru Government Bond , 5.40%, 8/12/34
PEN (a) 602
1,815,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(b)(c) 519
6,755,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (a)(b)(c) 2,053
5,085,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(c) 1,435
6,222
Philippines (PHP) (0%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (a) 286
Poland (PLN) (4%
)
6,740,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (a) 1,455
6,705,000 Republic of Poland Government Bond Series
1034, 5.00%, 10/25/34 PLN (a) 1,743
3,320,000 Republic of Poland Government Bond Series
1033, 6.00%, 10/25/33 PLN (a) 929
4,127
Romania (RON) (3%
)
4,130,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (a) 769
2,235,000 Romania Government Bond Series 5Y, 4.25%,
4/28/36 RON (a) 398
2,530,000 Romania Government Bond Series 15Y, 4.75%,
10/11/34 RON (a) 479
4,530,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (a) 994
1,310,000 Romania Government Bond Series 2Y, 6.30%,
1/28/26 RON (a) 293
2,933
South Africa (ZAR) (8%
)
38,391,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (a) 1,470
36,740,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (a) 1,795
Principal
or Shares Security Description
Value
(000)
33,265,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (a) $ 1,517
13,250,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (a) 695
43,480,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (a) 2,120
7,597
South Korea (MXN) (0%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (a) 263
Supranational (COP) (0%
)
2,000,000,000 Corp. Andina de Fomento , 6.77%, 5/24/28
COP (a)(b) 437
Supranational (INR) (8%
)
87,000,000 Corp. Andina de Fomento , 8.25%, 4/26/34
INR (a) 1,051
104,800,000 European Bank for Reconstruction &
Development , 6.50%, 10/03/36 INR (a) 1,182
122,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (a) 1,397
76,000,000 European Investment Bank , 7.40%, 10/23/33
INR (a)(b) 911
140,000,000 Inter-American Development Bank , 7.00%,
4/17/33 INR (a) 1,633
93,000,000 Inter-American Development Bank , 7.00%,
8/08/33 INR (a) 1,083
47,000,000 Inter-American Development Bank , 7.35%,
10/06/30 INR (a) 552
31,500,000 International Bank for Reconstruction &
Development , 6.85%, 4/24/28 INR (a) 363
8,172
Supranational (MXN) (0%
)
7,500,000 Corp. Andina de Fomento , 6.82%, 2/22/31
MXN (a)(b) 349
Thailand (THB) (5%
)
46,820,000 Thailand Government Bond , 1.59%, 12/17/35
THB (a) 1,447
17,690,000 Thailand Government Bond , 2.00%, 12/17/31
THB (a) 561
55,220,000 Thailand Government Bond , 2.00%, 6/17/42
THB (a) 1,711
21,500,000 Thailand Government Bond , 3.30%, 6/17/38
THB (a) 778
15,665,000 Thailand Government Bond , 3.45%, 6/17/43
THB (a) 583
5,080
Turkey (TRY) (2%
)
53,725,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (a) 936
49,980,000 Turkiye Government Bond Series 2Y, 36.00%,
8/12/26 TRY (a) 1,213
2,149
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%,
2/20/31 IDR (a)(c) 527
United States (EGP) (2%
)
28,000,000 Citigroup Global Markets Holdings Inc.
EMNT 144A, 25.50%, 3/05/26 EGP (a)(c)(d) 497
20,400,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(c)(d) 362

Principal
or Shares Security Description
Value
(000)
34,976,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(c)(d) $ 621
32,420,000 Citigroup Global Markets Holdings Inc. 144A,
27.18%, 10/16/25 EGP (a)(c)(d) 631
2,111
United States (IDR) (1%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (a)(c) 449
United States (NGN) (1%
)
1,709,400,000 Citigroup Global Markets Holdings Inc. 144A,
24.64%, 1/08/26 NGN (a)(c)(d) 1,006
Uruguay (UYU) (1%
)
11,111,363 Uruguay Government International Bond ,
3.40%, 5/16/45 UYU (a) 283
4,806,490 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (a) 129
10,470,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (a) 260

Total Bond
(Cost - $93,994) 94,312
Principal
or Shares Security Description
Value
(000)
Investment Company (3%)
2,824,654 Payden Cash Reserves Money Market Fund*
(Cost - $2,825)  $ 2,825
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $24) 3
Total Investments (Cost - $96,843)  (99%)
97,140
Other Assets, net of Liabilities ( 1% )

Net Assets (100%)
$ 97,952
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Yield to maturity at time of purchase.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Citibank, N.A. $ 3,200 08/20/2025 $ 3 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
COP 129,000
USD  31 BNP PARIBAS 08/13/2025 $ –
CZK 62,950
USD  2,896 HSBC Bank USA, N.A. 09/15/2025 30
MXN 22,160
USD  1,158 HSBC Bank USA, N.A. 09/22/2025 10
PEN 4,425
USD  1,226 HSBC Bank USA, N.A. 08/18/2025 5
PLN 5,604
USD  1,481 BNP PARIBAS 08/14/2025 14
USD 295
PHP  16,550 Barclays Bank PLC 08/14/2025 12
USD 353
KZT  190,500 Barclays Bank PLC 09/22/2025 6
USD 1,489
COP  6,008,000 BNP PARIBAS 08/13/2025 55
USD 1,243
ZAR  22,010 BNP PARIBAS 08/15/2025 36
USD 1,709
EUR  1,474 BNP PARIBAS 09/17/2025 21
USD 639
HUF  224,400 BNP PARIBAS 09/22/2025 1
USD 1,673
CLP  1,607,332 BNP PARIBAS 10/22/2025 21
USD 471
ZAR  8,560 HSBC Bank USA, N.A. 08/15/2025 2
USD 1,165
CNH  8,348 HSBC Bank USA, N.A. 08/18/2025 6
USD 4,805
BRL  26,823 HSBC Bank USA, N.A. 08/25/2025 46
USD 1,320
CZK  28,370 HSBC Bank USA, N.A. 09/15/2025 2
USD 288
MXN  5,420 HSBC Bank USA, N.A. 09/22/2025 2
USD 954
COP  3,984,000 Morgan Stanley 08/13/2025 3
ZAR 21,780
USD  1,175 Bank of America 08/15/2025 19
291

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Liabilities:
BRL 5,450 USD  970 BNP PARIBAS 08/25/2025 $ (3)
BRL 19,161 USD  3,450 HSBC Bank USA, N.A. 08/25/2025 (50)
CNH 5,318 USD  744 HSBC Bank USA, N.A. 08/18/2025 (6)
CZK 17,130 USD  816 BNP PARIBAS 09/15/2025 (20)
EUR 868 USD  1,023 BNP PARIBAS 09/17/2025 (30)
EUR 1,229 USD  1,432 HSBC Bank USA, N.A. 09/17/2025 (25)
HUF 210,600 USD  617 BNP PARIBAS 09/22/2025 (18)
HUF 398,750 USD  1,139 BNP PARIBAS 09/22/2025 (4)
IDR 35,346,000 USD  2,164 Barclays Bank PLC 10/16/2025 (21)
INR 171,480 USD  1,986 BNP PARIBAS 10/17/2025 (35)
KRW 2,081,000 USD  1,536 BNP PARIBAS 09/18/2025 (31)
KZT 190,500 USD  359 Barclays Bank PLC 09/22/2025 (13)
MXN 18,070 USD  952 HSBC Bank USA, N.A. 09/22/2025 –
MYR 17,179 USD  4,053 Barclays Bank PLC 10/16/2025 (12)
PLN 6,799 USD  1,839 BNP PARIBAS 08/14/2025 (25)
RON 873 USD  197 Barclays Bank PLC 09/12/2025 (2)
THB 69,870 USD  2,160 Barclays Bank PLC 09/16/2025 (14)
USD 152 TRY  6,495 Barclays Bank PLC 09/16/2025 (1)
USD 77 PLN  291 BNP PARIBAS 08/14/2025 (1)
USD 399 PEN  1,446 BNP PARIBAS 08/18/2025 (3)
USD 2,147 PEN  7,875 HSBC Bank USA, N.A. 08/18/2025 (43)
(357)
Net Unrealized Appreciation (Depreciation)
$(66)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year Interest Rate Swap, Receive Fixed 7.470% 28 Days,
Pay Variable 8.050% (MXIBTIEF) 28 days 07/01/2027 MXN 51,000 $(4) $– $(4)
2-Year Interest Rate Swap, Receive Fixed 9.070% 28 Days,
Pay Variable 8.050% (MXIBTIEF) 28 Days 11/23/2026 MXN 90,000 94 – 94
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 Days,
Pay Variable 8.050% (MXIBTIEF) 28 Days 11/19/2026 MXN 88,780 97 – 97
5-Year Interest Rate Swap, Receive Fixed 1.430% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 04/28/2030 CNY 11,450 (10) – (10)
5-Year Interest Rate Swap, Receive Fixed 1.480% Quarterly,
Pay Variable 1.572% (CNRR007) Quarterly 01/17/2030 CNY 8,650 (4) – (4)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly,
Pay Variable 1.749% (CNRR007) Quarterly 08/09/2029 CNY 2,230 3 – 3
5-Year Interest Rate Swap, Receive Fixed 2.488% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 04/25/2027 CNY 3,740 9 – 9
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi
Annually, Pay Variable 5.660% (IN00O/N) Semi Annually 04/23/2030 INR 253,900 (6) – (6)
$179 $– $179